Revenue - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Digital Platform Services Revenue | Commercial intermediary
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from performance obligations not satisfied	$ 691,000	$ 1,651,000	$ 1,067,000
Previously deferred amounts recognized as revenue in the year	1,651,000	1,067,000	330,000
Digital Platform Services Revenue | Principal
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Previously deferred amounts recognized as revenue in the year	2,015,000	1,135,000	741,000
Deferred revenue balance at year end	$ 1,766,000	2,015,000	1,135,000
Revenue expected to be recognized term	30 days
Digital Platform Fulfilment Revenue | Commercial intermediary
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from performance obligations not satisfied	$ 851,000	479,000	436,000
Previously deferred amounts recognized as revenue in the year	$ 479,000	436,000	407,000
Revenue expected to be recognized term	90 days
Receivables from contracts with customers		0	$ 0
Brand Platform Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Deferred revenue balance at year end	$ 26,507,000	$ 0